UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: September 30, 2004
                                               ------------------


Check here if Amendment [  ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   |_|  is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:      Glenview Capital Management, LLC
Address:   399 Park Avenue, 39th Floor
           New York, NY 10022


Form 13F File Number:   28-10134
                        ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Robbins
Title:     Chief Executive Officer
Phone:     212-812-4700

Signature, Place and Date of Signing:

/s/ Lawrence M. Robbins                 New York, New York  November 15, 2004
--------------------------------------  ------------------  -------------------



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:                          1
                                          -------------------------------------

Form 13F Information Table Entry Total:                    62
                                          -------------------------------------

Form 13F Information Table Value Total:                $2,127,719
                                          -------------------------------------



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



          None



                                                  GLENVIEW CAPITAL MANAGEMENT,LLC
                                                             FORM 13F
                                                 Quarter Ended September 30, 2004

__________________________________________________________________________________________________________________________________
NAME OF ISSUER            CLASS                   VALUE        SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                          TITLE       CUSIP       (X$1,000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS      SOLE   SHARED  NONE
__________________________________________________________________________________________________________________________________
AIRGATE PCS INC           COM NEW     009367301    $23,127   1,179,929   SH            SOLE                1,179,929
__________________________________________________________________________________________________________________________________
ALAMOSA HLDGS INC         COM         011589108    $39,117   5,120,000   SH            SOLE                5,120,000
__________________________________________________________________________________________________________________________________
ALLIANCE GAMING CORP      COM NEW     01859P609     $3,068     203,700   SH            SOLE                  203,700
__________________________________________________________________________________________________________________________________
ALLIED CAPITAL            COM         01903Q108    $12,195     500,000   SH            SOLE                  500,000
__________________________________________________________________________________________________________________________________
ALTRIA GROUP INC          COM         02209S103     $8,091     172,000   SH            SOLE                  172,000
__________________________________________________________________________________________________________________________________
AMERICAN TOWER CORP       CL A        029912201    $89,618   5,838,300   SH            SOLE                5,838,300
__________________________________________________________________________________________________________________________________
AMERISOURCEBERGEN CORP    COM         03073E105     $8,851     164,800   SH            SOLE                  164,800
__________________________________________________________________________________________________________________________________
ANTHEM INC                COM         03674B104    $12,747     146,100   SH            SOLE                  146,100
__________________________________________________________________________________________________________________________________
ASSURANT INC              COM         04621X108    $48,825   1,877,900   SH            SOLE                1,877,900
__________________________________________________________________________________________________________________________________
CAREMARK RX INC           COM         141705103    $41,114   1,282,000   SH            SOLE                1,282,000
__________________________________________________________________________________________________________________________________
CIRCUIT CITY STORES INC   COM         172737108    $38,350   2,500,000   SH            SOLE                2,500,000
__________________________________________________________________________________________________________________________________
COMPUTER ASSOC INTL INC   COM         204912109    $79,625   3,027,580   SH            SOLE                3,027,580
__________________________________________________________________________________________________________________________________
CONSECO INC               COM         208464883    $25,964   1,470,200   SH            SOLE                1,470,200
__________________________________________________________________________________________________________________________________
CROMPTON CORP             COM         227116100    $21,312   2,245,700   SH            SOLE                2,245,700
__________________________________________________________________________________________________________________________________
CROWN  HOLDINGS INC       COM         228368106       $140     350,000   SH   CALL     SOLE                  350,000
__________________________________________________________________________________________________________________________________
CROWN CASTLE INTL CORP    COM         228227104     $4,095     275,200   SH            SOLE                  275,200
__________________________________________________________________________________________________________________________________
DOLLAR GEN CORP           COM         256669102     $8,552     424,400   SH            SOLE                  424,400
__________________________________________________________________________________________________________________________________
DOUBLECLICK INC           COM         258609304    $22,548   3,815,200   SH            SOlE                3,815,200
__________________________________________________________________________________________________________________________________
DPL INC                    COM        233293109    $64,934   3,155,200   SH            SOLE                3,155,200
__________________________________________________________________________________________________________________________________
ELECTRONIC DATA SYS NEW    COM        285661104    $96,541   4,978,900   SH            SOLE                4,978,900
__________________________________________________________________________________________________________________________________
EMERSON ELEC CO            COM        291011104    $11,542     186,500   SH            SOLE                  186,500
__________________________________________________________________________________________________________________________________
ENTERASYS NETWORKS INC     COM        293637104     $1,450     906,200   SH            SOLE                  906,200
__________________________________________________________________________________________________________________________________
EXPRESS SCRIPTS INC        COM        302182100    $13,721     210,000   SH            SOLE                  210,000
__________________________________________________________________________________________________________________________________
FISHER SCIENTIFIC INTL INC COM        338032204   $100,336   1,720,150   SH            SOLE                1,720,150
                           NEW
__________________________________________________________________________________________________________________________________
GLOBAL SIGNAL INC          COM        37944Q103     $5,189     226,600   SH            SOLE                  226,600
__________________________________________________________________________________________________________________________________
HARRIS INTERACTIVE INC     COM        414549105        $98      14,900   SH            SOLE                   14,900
__________________________________________________________________________________________________________________________________
HILFIGER TOMMY CORP        ORD        G8915Z102    $15,299   1,550,000   SH            SOLE                1,550,000
__________________________________________________________________________________________________________________________________
HOLLINGER INTL INC         CL A       435569108    $13,180     762,300   SH            SOLE                  762,300
__________________________________________________________________________________________________________________________________
INTERSTATE BAKERIES CORP   COM        46072H108     $3,980   1,000,000   SH            SOLE                1,000,000
DEL
__________________________________________________________________________________________________________________________________
IOMEGA CORP                COM        462030305     $6,196   1,332,400   SH            SOLE                1,332,400
                           NEW
__________________________________________________________________________________________________________________________________
LYONDELL CHEMICAL CO       COM        552078107    $20,883     929,800   SH            SOLE                  929,800
__________________________________________________________________________________________________________________________________



                                                  GLENVIEW CAPITAL MANAGEMENT, LLC
                                                              FORM 13F
                                                  Quarter Ended September 30, 2004


__________________________________________________________________________________________________________________________________
NAME OF ISSUER            CLASS                   VALUE        SHRS OR   SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
                          TITLE       CUSIP       (X$1,000)    PRN AMT   PRN  CALL  DISCRETION   MANAGERS      SOLE   SHARED  NONE
__________________________________________________________________________________________________________________________________
MANTECH INTL CORP          CL A       564563104     $2,392     127,800   SH            SOLE                  127,800
__________________________________________________________________________________________________________________________________
MCI INC                    COM        552691107     $8,105     483,900   SH            SOLE                  483,900
__________________________________________________________________________________________________________________________________
MCDERMOTT INTL INC         COM        580037109    $49,394   4,185,900   SH            SOLE                4,185,900
__________________________________________________________________________________________________________________________________
MCDERMOTT INTL INC         COM        580037109       $146     130,000   SH   CALL     SOLE                  130,000
__________________________________________________________________________________________________________________________________
MICROSOFT CORP             COM        594918104    $82,936   2,999,500   SH            SOLE                2,999,500
__________________________________________________________________________________________________________________________________
MILLENIUM CHEMICALS INC    COM        599903101    $17,577     828,700   SH            SOLE                  828,700
__________________________________________________________________________________________________________________________________
NTL INC DEL                COM        62940M104       $621      10,000   SH            SOLE                   10,000
__________________________________________________________________________________________________________________________________
NEXTEL                     CL A       65332V103    $85,242   3,575,600   SH            SOLE                3,575,600
COMMUNICATIONS INC
__________________________________________________________________________________________________________________________________
OWENS ILL INC              COM NEW    690768403    $63,798   3,987,400   SH            SOLE                3,987,400
__________________________________________________________________________________________________________________________________
PG&E Corp                  COM        69331C108     $1,860      61,200   SH            SOLE                   61,200
__________________________________________________________________________________________________________________________________
PRIMEDIA INC               COM        74157K101       $885     376,500   SH            SOLE                  376,500
__________________________________________________________________________________________________________________________________
REEBOK INTL LTD            COM        758110100    $44,655   1,216,100   SH            SOLE                1,216,100
__________________________________________________________________________________________________________________________________
RELIANT ENERGY INC         COM        75952B105    $76,837   8,235,500   SH            SOLE                8,235,500
__________________________________________________________________________________________________________________________________
ROXIO INC                  COM        780008108     $1,569     305,200   SH            SOLE                  305,200
__________________________________________________________________________________________________________________________________
SAP AKTIENGESELLSCHAFT     SPONSORED  803054204     $7,090     500,000   SH            SOLE                  500,000
                           ADR
__________________________________________________________________________________________________________________________________
SAPPI LTD                  SPON ADR   803069202    $50,098   3,498,480   SH            SOLE                3,498,480
                           NEW
__________________________________________________________________________________________________________________________________
SEALED AIR CORP NEW        COM        81211K100    $40,633     876,650   SH            SOLE                  876,650
__________________________________________________________________________________________________________________________________
SELECT MEDICAL CORP        COM        816196109    $66,526   4,953,500   SH            SOLE                4,953,500
__________________________________________________________________________________________________________________________________
SIEBEL SYS INC             COM        826170102    $31,354   4,158,400   SH            SOLE                4,158,400
__________________________________________________________________________________________________________________________________
SPECTRASITE INC            COM        84761M104   $110,782   2,382,400   SH            SOLE                2,382,400
__________________________________________________________________________________________________________________________________
SPRINT CORP                COM FON    852061100    $49,212   2,444,700   SH            SOLE                2,444,700
__________________________________________________________________________________________________________________________________
SPRINT CORP                COM FON    852061100     $1,582   1,500,000   SH   CALL     SOLE                1,500,000
__________________________________________________________________________________________________________________________________
TELEWEST GLOBAL INC        COM        87956T107    $21,171   1,821,979   SH            SOLE                1,821,979
__________________________________________________________________________________________________________________________________
TITAN CORP                 COM        888266103    $29,123   2,084,700   SH            SOLE                2,084,700
__________________________________________________________________________________________________________________________________
TOYS R US INC              COM        892335100    $13,915     784,400   SH            SOLE                  784,400
__________________________________________________________________________________________________________________________________
TXU CORP                   COM        873168108   $106,182   2,215,820   SH            SOLE                2,215,820
__________________________________________________________________________________________________________________________________
TYCO INTL LTD NEW          COM        902124106    $77,542   2,529,100   SH            SOLE                2,529,100
__________________________________________________________________________________________________________________________________
UNITED                     COM        913017109    $73,621     788,400   SH            SOLE                  788,400
TECHNOLOGIES CORP
__________________________________________________________________________________________________________________________________
WILLIAMS CO INC DEL        COM        969457100       $436      36,000   SH            SOLE                   36,000
__________________________________________________________________________________________________________________________________
WILLIS GROUP               SHS        G96655108    $83,430   2,230,740   SH            SOLE                2,230,740
HOLDINGS LTD
__________________________________________________________________________________________________________________________________
YELLOW ROADWAY CORP        COM        985577105    $88,317   1,883,500   SH            SOLE                1,883,500
__________________________________________________________________________________________________________________________________
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